Significant Accounting Policies - Additional Information (Detail)		12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018 CNY (¥) Segment	Dec. 31, 2017 CNY (¥) Segment	Dec. 31, 2016 CNY (¥) Segment
Disclosure of significant accounting policies [line items]
Assets held under finance leases		¥ 0	¥ 0
Estimated useful lives of software		3 to 5 years
Research and development expense		¥ 1,341,000,000	¥ 1,088,000,000	¥ 825,000,000
Number of operating segments | Segment		1	1	1
Basic telecommunications services (including voice communication, lease or sale of network resources) [member]
Disclosure of significant accounting policies [line items]
Output value added tax rate	11.00%	10.00%
Value-added telecommunications services (including Internet access services, short and multimedia messaging services, transmission and application service of electronic data and information) [member]
Disclosure of significant accounting policies [line items]
Output value added tax rate		6.00%
Sales of telecommunications terminals and equipment [member]
Disclosure of significant accounting policies [line items]
Output value added tax rate	17.00%	16.00%
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Land use rights terms		20 years
Input value added tax rate	3.00%	3.00%
Top of range [member]
Disclosure of significant accounting policies [line items]
Land use rights terms		70 years
Input value added tax rate	17.00%	16.00%